Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Business Combination [Table Text Block]
	RoundShield Partners LLP	Other	Aggregate Acquisitions

Assets
Accounts receivable	$5,346	$24,100	$29,446
Contract assets	-	1,032	1,032
Other current assets	414	13,107	13,521
Current assets, excluding cash	5,760	38,239	43,999
Fixed assets	1,167	7,798	8,965
Operating lease right-of-use assets	6,672	14,613	21,285
Other non-current assets	-	2,863	2,863
Non-current assets	7,839	25,274	33,113
Liabilities
Accounts payable and accrued expenses	4,379	14,438	18,817
Accrued compensation	2,956	13,963	16,919
Contract liabilities	6,591	306	6,897
Operating lease liabilities	996	5,122	6,118
Other current liabilities	601	510	1,111
Current liabilities	15,523	34,339	49,862
Operating lease liabilities - LT	5,680	9,342	15,022
Other non-current liabilities	-	1,824	1,824
Non-current liabilities	5,680	11,166	16,846
	$(7,604)	$18,008	$10,404

Cash consideration, net of cash acquired of $23,378	$140,699	$121,471	$262,170
Acquisition date fair value of deferred consideration	-	19,654	19,654
Acquisition date fair value of contingent consideration	-	4,661	4,661
Total purchase consideration	$140,699	$145,786	$286,485

Acquired intangible assets (note 11)
Finite life	$81,362	$82,124	$163,486
Deferred tax on intangible assets	$-	$12,228	$12,228
Goodwill	$169,080	$85,940	$255,020
Redeemable non-controlling interest (note 17)	$102,139	$28,058	$130,197
Aggregate
Acquisitions

Current assets, excluding cash	$151,973
Non-current assets	75,762
Current liabilities	104,351
Long-term liabilities	87,145
$36,239

Cash consideration, net of cash acquired of $33,294	$517,176
Subsidiary equity consideration	24,078
Acquisition date fair value of contingent consideration	4,753
Total purchase consideration	$546,007

Acquired intangible assets (note 11)
Finite life	$257,934
Goodwill (note 12)	$309,314
Redeemable non-controlling interest (note 17)	$57,480
	Revenues	Net earnings

Actual from acquired entities for 2025	$129,649	$9,443
Supplemental pro forma for 2025 (unaudited)	5,650,396	233,660
Supplemental pro forma for 2024 (unaudited)	5,322,685	225,723